Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Restricted Cash	$ 1,115,890
Product revenues	$ 8,349,422	$ 6,733	$ 227,186	$ 616,511
Product warranty accrual		$ 385,748
Number of operating segments			1
FDIC insured cash			$ 250,000
Number of operating leases			1
Operating leases, weighted-average remaining lease term			10 years
Operating leases, current and non-current payments due			$ 2,696,254
Significant Supplier One | Total Expenditures | Supplier Concentration Risk
Concentration risk percentage			13.00%	11.00%
Significant Supplier Two | Total Expenditures | Supplier Concentration Risk
Concentration risk percentage			11.00%	33.00%
Significant Customer One | Total Revenue | Customer Concentration Risk
Concentration risk percentage			13.00%	45.00%
Significant Customer Two | Total Revenue | Customer Concentration Risk
Concentration risk percentage			12.00%	12.00%
Purgo air purification devices
Product warranty term			3 years